S000024145 [Member] Investment Objectives and Goals - MULTI-MANAGER GLOBAL REAL ESTATE FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Fund seeks to provide long-term capital appreciation and current income through a diversified portfolio of primarily equity securities of U.S. and foreign real estate and real estate related companies.